UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	04-30-2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Legacy Focused Large Cap Fund

April 30, 2010

Legacy Focused Large Cap – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.1%
AEROSPACE & DEFENSE ― 6.4%
General Dynamics Corp.	4,630	$ 353,547
Raytheon Co.	6,774	394,924
		748,471
CHEMICALS ― 2.7%
Dow Chemical Co. (The)	10,374	319,830
COMMUNICATIONS EQUIPMENT ― 3.5%
Research In Motion Ltd.(1)	5,769	410,695
COMPUTERS & PERIPHERALS ― 11.2%
Apple, Inc.(1)	2,175	567,936
Hewlett-Packard Co.	7,102	369,091
Western Digital Corp.(1)	8,984	369,152
		1,306,179
CONSUMER FINANCE ― 3.5%
American Express Co.	8,802	405,948
HEALTH CARE PROVIDERS & SERVICES ― 7.2%
McKesson Corp.	3,144	203,763
Medco Health Solutions, Inc.(1)	5,870	345,860
WellPoint, Inc.(1)	5,561	299,182
		848,805
HOUSEHOLD PRODUCTS ― 2.9%
Kimberly-Clark Corp.	5,565	340,912
INDUSTRIAL CONGLOMERATES ― 3.5%
3M Co.	4,616	409,301
INSURANCE ― 3.4%
ACE Ltd.	7,391	393,127
IT SERVICES ― 3.4%
Cognizant Technology Solutions Corp., Class A(1)	7,737	395,980
MACHINERY ― 3.3%
Danaher Corp.	4,554	383,811
MEDIA ― 6.6%
Time Warner, Inc.	11,787	389,914
Viacom, Inc., Class B(1)	10,886	384,602
		774,516
OIL, GAS & CONSUMABLE FUELS ― 6.7%
Enterprise Products Partners LP	11,417	404,847
Murphy Oil Corp.	6,268	377,020
		781,867
PAPER & FOREST PRODUCTS ― 3.2%
International Paper Co.	13,880	371,151
PHARMACEUTICALS ― 8.3%
AstraZeneca plc ADR	7,457	329,823
Merck & Co., Inc.	9,374	328,465
Novartis AG ADR	6,219	316,236
		974,524
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 9.5%
Broadcom Corp., Class A	10,718	369,664
Intel Corp.	16,084	367,198

Legacy Focused Large Cap – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)
Shares	Value

Texas Instruments, Inc.	14,509	$ 377,379
		1,114,241
SOFTWARE ― 3.4%
Microsoft Corp.	12,855	392,592
TEXTILES, APPAREL & LUXURY GOODS ― 3.9%
Coach, Inc.	10,909	455,451
TOBACCO ― 6.5%
Lorillard, Inc.	5,174	405,486
Reynolds American, Inc.	6,763	361,280
		766,766
TOTAL COMMON STOCKS
(Cost $10,399,089)		11,594,167
TEMPORARY CASH INVESTMENTS(2)
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares
(Cost $26)	26	26
TOTAL INVESTMENT SECURITIES — 99.1%
(Cost $10,399,115)		11,594,193
OTHER ASSETS AND LIABILITIES — 0.9%		108,339
TOTAL NET ASSETS — 100.0%		$11,702,532

Geographic Diversification
(as a % of net assets)
United States	86.7%
Switzerland	6.1%
Canada	3.5%
United Kingdom	2.8%
Cash and Equivalents*	0.9%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.

Legacy Focused Large Cap – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of April 30, 2010, the valuation inputs used to determine the fair value of the fund's investment securities were classified as Level 1.  The Schedule of Investments provides additional details on the fund's portfolio holdings.

3. Federal Tax Information

As of April 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$10,399,115
Gross tax appreciation of investments	$1,323,481
Gross tax depreciation of investments	(128,403)
Net tax appreciation (depreciation) of investments	$1,195,078

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Legacy Large Cap Fund

April 30, 2010

Legacy Large Cap – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.2%
AEROSPACE & DEFENSE ― 3.9%
Raytheon Co.	2,397	$ 139,745
United Technologies Corp.	2,462	184,527
		324,272
AUTO COMPONENTS ― 2.3%
Johnson Controls, Inc.	5,677	190,690
CAPITAL MARKETS ― 1.9%
Franklin Resources, Inc.	1,379	159,468
CHEMICALS ― 4.1%
Dow Chemical Co. (The)	5,737	176,872
PPG Industries, Inc.	2,317	163,047
		339,919
COMMUNICATIONS EQUIPMENT ― 4.1%
Cisco Systems, Inc.(1)	6,482	174,496
Research In Motion Ltd.(1)	2,306	164,164
		338,660
COMPUTERS & PERIPHERALS ― 9.0%
Apple, Inc.(1)	1,467	383,063
Hewlett-Packard Co.	3,915	203,462
Seagate Technology(1)	8,697	159,764
		746,289
CONSUMER FINANCE ― 2.7%
American Express Co.	2,717	125,308
Capital One Financial Corp.	2,227	96,674
		221,982
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 4.0%
Corning, Inc.	8,111	156,137
Nidec Corp. ADR	6,671	172,378
		328,515
FOOD PRODUCTS ― 2.1%
Sara Lee Corp.	12,228	173,882
HEALTH CARE PROVIDERS & SERVICES ― 7.8%
Cardinal Health, Inc.	4,764	165,263
McKesson Corp.	2,672	173,173
Medco Health Solutions, Inc.(1)	2,973	175,169
WellPoint, Inc.(1)	2,515	135,307
		648,912
HOUSEHOLD PRODUCTS ― 2.1%
Kimberly-Clark Corp.	2,836	173,733
INDUSTRIAL CONGLOMERATES ― 2.1%
3M Co.	1,971	174,769
INSURANCE ― 1.9%
Travelers Cos., Inc. (The)	3,119	158,258
INTERNET & CATALOG RETAIL ― 2.1%
Amazon.com, Inc.(1)	1,285	176,122
INTERNET SOFTWARE & SERVICES ― 2.0%
eBay, Inc.(1)	6,964	165,813
IT SERVICES ― 8.5%
Cognizant Technology Solutions Corp., Class A(1)	4,334	221,814

Legacy Large Cap – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)
Shares	Value

International Business Machines Corp.	1,735	$ 223,815
MasterCard, Inc., Class A	1,039	257,714
		703,343
MEDIA ― 4.5%
Viacom, Inc., Class B(1)	5,029	177,675
Walt Disney Co. (The)	5,198	191,494
		369,169
METALS & MINING ― 3.2%
Freeport-McMoRan Copper & Gold, Inc.	3,508	264,959
MULTILINE RETAIL ― 2.1%
Target Corp.	3,027	172,146
OIL, GAS & CONSUMABLE FUELS ― 6.2%
Enterprise Products Partners LP	4,772	169,215
Murphy Oil Corp.	2,828	170,104
Spectra Energy Corp.	7,605	177,501
		516,820
PHARMACEUTICALS ― 3.2%
Merck & Co., Inc.	4,008	140,440
Novartis AG ADR	2,456	124,888
		265,328
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 6.2%
Broadcom Corp., Class A	4,698	162,034
Intel Corp.	7,263	165,814
Texas Instruments, Inc.	7,099	184,645
		512,493
SOFTWARE ― 4.1%
Microsoft Corp.	5,482	167,420
Oracle Corp.	6,825	176,358
		343,778
SPECIALTY RETAIL ― 4.5%
Bed Bath & Beyond, Inc.(1)	3,633	166,973
TJX Cos., Inc. (The)	4,420	204,823
		371,796
TEXTILES, APPAREL & LUXURY GOODS ― 2.3%
Coach, Inc.	4,589	191,591
TOBACCO ― 2.3%
Reynolds American, Inc.	3,641	194,502
TOTAL INVESTMENT SECURITIES — 99.2%
(Cost $6,802,135)		8,227,209
OTHER ASSETS AND LIABILITIES — 0.8%		69,886
TOTAL NET ASSETS — 100.0%		$8,297,095

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

Legacy Large Cap – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of April 30, 2010, the valuation inputs used to determine the fair value of the fund's investment securities were classified as Level 1.  The Schedule of Investments provides additional details on the fund's portfolio holdings.

3. Federal Tax Information

As of April 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,802,135
Gross tax appreciation of investments	$1,485,213
Gross tax depreciation of investments	(60,139)
Net tax appreciation (depreciation) of investments	$1,425,074

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Legacy Multi Cap Fund

April 30, 2010

Legacy Multi Cap – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 96.4%
AEROSPACE & DEFENSE ― 3.6%
Honeywell International, Inc.	6,327	$ 300,343
Lockheed Martin Corp.	2,816	239,050
Raytheon Co.	4,376	255,121
		794,514
AUTO COMPONENTS ― 3.3%
Amerigon, Inc.(1)	19,282	189,156
Lear Corp.(1)	2,912	236,396
TRW Automotive Holdings Corp.(1)	9,717	312,985
		738,537
BEVERAGES ― 1.1%
Fomento Economico Mexicano SAB de CV	5,366	253,973
CHEMICALS ― 7.6%
Braskem SA Preference Shares ADR(1)	16,634	237,034
Celanese Corp., Series A	7,750	247,923
Eastman Chemical Co.	4,446	297,526
Lubrizol Corp.	3,759	339,588
PolyOne Corp.(1)	30,276	342,422
Spartech Corp.(1)	16,108	229,378
		1,693,871
COMMERCIAL SERVICES & SUPPLIES ― 2.0%
APAC Customer Services, Inc.(1)	38,214	219,730
Rollins, Inc.	10,361	225,352
		445,082
COMMUNICATIONS EQUIPMENT ― 3.9%
Aruba Networks, Inc.(1)	17,334	217,715
Oclaro, Inc.(1)	23,650	362,552
Tellabs, Inc.	31,503	286,047
		866,314
COMPUTERS & PERIPHERALS ― 4.1%
Hewlett-Packard Co.	4,078	211,934
Seagate Technology(1)	22,361	410,771
Western Digital Corp.(1)	7,234	297,245
		919,950
CONSUMER FINANCE ― 1.4%
World Acceptance Corp.(1)	8,604	303,549
CONTAINERS & PACKAGING ― 2.1%
Ball Corp.	4,882	259,771
Owens-Illinois, Inc.(1)	6,202	219,799
		479,570
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 9.5%
Anixter International, Inc.(1)	4,323	226,525
Arrow Electronics, Inc.(1)	8,333	254,157
Avnet, Inc.(1)	8,191	261,866
Flextronics International Ltd.(1)	32,291	250,255
Ingram Micro, Inc., Class A(1)	11,987	217,684
Jabil Circuit, Inc.	15,540	238,073
Sanmina-SCI Corp.(1)	23,816	424,639

Legacy Multi Cap – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)
Shares	Value

Tyco Electronics Ltd.	7,714	$ 247,774
		2,120,973
FOOD & STAPLES RETAILING ― 3.2%
Andersons, Inc. (The)	6,502	234,983
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	3,812	261,160
Costco Wholesale Corp.	3,890	229,821
		725,964
HEALTH CARE EQUIPMENT & SUPPLIES ― 3.0%
Intuitive Surgical, Inc.(1)	646	232,922
Micrus Endovascular Corp.(1)	10,885	218,571
Stryker Corp.	3,900	224,016
		675,509
HEALTH CARE PROVIDERS & SERVICES ― 6.2%
AmerisourceBergen Corp.	13,161	406,017
Cardinal Health, Inc.	6,000	208,140
McKesson Corp.	4,377	283,674
Medco Health Solutions, Inc.(1)	4,385	258,364
Universal American Corp.(1)	15,415	236,620
		1,392,815
HOUSEHOLD DURABLES ― 1.4%
Whirlpool Corp.	2,965	322,800
HOUSEHOLD PRODUCTS ― 1.0%
Colgate-Palmolive Co.	2,604	218,996
INSURANCE ― 2.4%
Cincinnati Financial Corp.	7,946	225,666
Progressive Corp. (The)	15,618	313,766
		539,432
INTERNET & CATALOG RETAIL ― 1.3%
priceline.com, Inc.(1)	1,089	285,372
INTERNET SOFTWARE & SERVICES ― 0.9%
ModusLink Global Solutions, Inc.(1)	23,063	205,953
IT SERVICES ― 4.1%
Accenture plc, Class A	5,197	226,797
iGate Corp.	32,033	396,568
Unisys Corp.(1)	10,383	290,932
		914,297
LEISURE EQUIPMENT & PRODUCTS ― 1.9%
Eastman Kodak Co.(1)	31,158	190,687
Leapfrog Enterprises, Inc.(1)	33,800	231,192
		421,879
MACHINERY ― 2.5%
Joy Global, Inc.	5,848	332,225
Oshkosh Corp.(1)	5,823	224,884
		557,109
MEDIA ― 0.9%
McGraw-Hill Cos., Inc. (The)	6,277	211,660
OIL, GAS & CONSUMABLE FUELS ― 8.5%
Alpha Natural Resources, Inc.(1)	4,339	204,280
BP Prudhoe Bay Royalty Trust	2,827	278,742
Callon Petroleum Co.(1)	27,586	167,447
Calumet Specialty Products Partners LP	12,558	281,801

Legacy Multi Cap – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)
Shares/Principal Amount	Value

Enterprise GP Holdings LP	6,413	$ 295,767
Hess Corp.	3,434	218,231
Martin Midstream Partners LP	7,138	231,343
World Fuel Services Corp.	7,676	218,229
		1,895,840
PAPER & FOREST PRODUCTS ― 1.2%
Domtar Corp.(1)	3,929	278,330
PHARMACEUTICALS ― 1.8%
Impax Laboratories, Inc.(1)	12,512	226,467
Jazz Pharmaceuticals, Inc.(1)	16,562	167,939
		394,406
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 5.3%
Advanced Micro Devices, Inc.(1)	25,941	235,026
Kulicke & Soffa Industries, Inc.(1)	26,817	219,899
Mindspeed Technologies, Inc.(1)	25,722	257,992
Texas Instruments, Inc.	9,841	255,964
Volterra Semiconductor Corp.(1)	9,054	216,934
		1,185,815
SPECIALTY RETAIL ― 7.2%
AutoZone, Inc.(1)	1,256	232,373
Best Buy Co., Inc.	4,929	224,762
Dress Barn, Inc. (The)(1)	12,230	338,526
Guess?, Inc.	5,609	257,285
Pier 1 Imports, Inc.(1)	38,456	318,416
TJX Cos., Inc. (The)	4,981	230,819
		1,602,181
TEXTILES, APPAREL & LUXURY GOODS ― 2.8%
Coach, Inc.	6,917	288,785
Deckers Outdoor Corp.(1)	2,331	327,692
		616,477
TOBACCO ― 2.2%
Philip Morris International, Inc.	4,420	216,934
Universal Corp.	5,381	278,628
		495,562
TOTAL COMMON STOCKS
(Cost $18,082,314)		21,556,730
TEMPORARY CASH INVESTMENTS — 2.9%
FHLB Discount Notes, 0.06%, 5/3/10(2)	$ 600,000	600,000
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	54,095	54,095
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $654,093)		654,095
TOTAL INVESTMENT SECURITIES — 99.3%
(Cost $18,736,407)		22,210,825
OTHER ASSETS AND LIABILITIES — 0.7%		146,120
TOTAL NET ASSETS — 100.0%		$22,356,945

Legacy Multi Cap – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank

(1)	Non-income producing.
(2)	The rate indicated is the yield to maturity at purchase.

Legacy Multi Cap – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of April 30, 2010.  The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$19,390,636	–	–
Foreign Common Stocks	2,166,094	–	–
Temporary Cash Investments	54,095	$600,000	–
Total Value of Investment Securities	$21,610,825	$600,000	–

3. Federal Tax Information

As of April 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$18,736,715
Gross tax appreciation of investments	$3,658,877
Gross tax depreciation of investments	(184,767)
Net tax appreciation (depreciation) of investments	$3,474,110

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY GROWTH FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 29,2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 29, 2010